Stock Warrants (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant issued						174,102
Weighted average exercise price					$ 1.00	$ 0.10
Stock warrant expense	$ 4,285,000	$ 2,513,000	$ 8,385,000	$ 5,654,000
Convertible Promissory Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant issued	3,606,000		3,606,000		2,056,000
Stock warrant expense			$ 8,400,000	5,700,000
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other expense			$ 0	$ 1,200,000
2021 Service [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant issued					145,746
2022 Service [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant issued					294,000